Taxes (Details) - Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)
Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes [Abstract]
Income before income tax	$ 6,742,758	$ 861,594	$ 6,889,496	$ 11,927,837
Hong Kong income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	$ 1,112,555	$ 142,163	$ 1,141,247	$ 1,974,374
Preferential rate	(165,000)	(21,084)	(165,000)	(165,000)
Impact of foreign rate differential	65,702	8,396
Non-taxable items in Hong Kong	(24,415)	(3,120)	(40,216)	(4,599)
Non-deductible items in Hong Kong	201,627	25,764	305,519
Prior years’ adjustments	292,510	37,377	(374,705)	83,145
Tax credit	(3,000)	(383)	(5,000)	(10,000)
Total income tax expense	$ 1,479,979	$ 189,113	$ 861,845	$ 1,711,630
Effective tax rate	21.90%	21.90%	12.50%	14.40%